Note 33 - Employee Benefits - Activity for Share Plans (Detail) - € / shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Activity for Share Plans
Share units	168,332	153,117	137,541
Weighted average grant date fair value per unit	€ 8.96	€ 11.15	€ 14.78